Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Integrated Small Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 0.4%
Media 0.4%
TechTarget, Inc.(a)	7,069	245,577
Total Communication Services		245,577
Consumer Discretionary 9.5%
Auto Components 1.5%
Gentherm, Inc.(a)	7,159	393,459
Standard Motor Products, Inc.	11,435	403,884
Total		797,343
Diversified Consumer Services 2.1%
Duolingo, Inc.(a)	4,944	739,474
Udemy, Inc.(a)	38,847	388,470
Total		1,127,944
Hotels, Restaurants & Leisure 3.1%
Century Casinos, Inc.(a)	50,605	343,608
Everi Holdings, Inc.(a)	30,233	420,239
Inspired Entertainment, Inc.(a)	18,850	258,810
Shake Shack, Inc., Class A(a)	9,027	597,317
Total		1,619,974
Leisure Products 0.7%
YETI Holdings, Inc.(a)	9,667	353,522
Specialty Retail 0.6%
Chico’s FAS, Inc.(a)	75,759	343,946
Textiles, Apparel & Luxury Goods 1.5%
Crocs, Inc.(a)	3,825	429,471
Movado Group, Inc.	14,121	359,379
Total		788,850
Total Consumer Discretionary		5,031,579
Consumer Staples 4.2%
Beverages 1.0%
Primo Water Corp.	41,310	531,660
Consumer Staples Distribution & Retail 1.4%
Sprouts Farmers Market, Inc.(a)	21,250	734,400
Food Products 0.9%
Calavo Growers, Inc.	15,436	499,046
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Central Garden & Pet Co., Class A(a)	13,519	464,377
Total Consumer Staples		2,229,483
Energy 6.3%
Energy Equipment & Services 3.0%
ChampionX Corp.	18,565	468,952
DMC Global Inc(a)	20,129	326,492
NexTier Oilfield Solutions, Inc.(a)	48,238	363,715
Oceaneering International, Inc.(a)	28,731	439,872
Total		1,599,031
Oil, Gas & Consumable Fuels 3.3%
Golar LNG Ltd.(a)	12,838	264,077
Magnolia Oil & Gas Corp., Class A	20,339	393,153
Riley Exploration Permian, Inc.	12,179	407,631
SandRidge Energy, Inc.	28,921	389,566
Talos Energy, Inc.(a)	22,354	275,178
Total		1,729,605
Total Energy		3,328,636
Financials 6.7%
Banks 0.8%
OFG Bancorp	18,540	449,780
Capital Markets 0.8%
Hamilton Lane, Inc., Class A	6,102	414,387
Financial Services 2.0%
Essent Group Ltd.	13,768	608,132
International Money Express, Inc.(a)	18,376	428,161
Total		1,036,293
Insurance 3.1%
AMERISAFE, Inc.	8,974	458,213
Goosehead Insurance, Inc., Class A(a)	11,395	628,776
Kinsale Capital Group, Inc.	1,847	559,604
Total		1,646,593
Total Financials		3,547,053
2	Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.0%
Biotechnology 8.6%
Amicus Therapeutics, Inc.(a)	40,160	452,202
Anika Therapeutics, Inc.(a)	13,182	357,100
Avid Bioservices, Inc.(a)	34,149	527,602
CareDx, Inc.(a)	35,307	281,750
Coherus Biosciences, Inc.(a)	40,976	167,592
Halozyme Therapeutics, Inc.(a)	16,177	524,620
Kiniksa Pharmaceuticals(a)	30,100	417,186
Prothena Corp., PLC(a)	6,392	424,621
PTC Therapeutics, Inc.(a)	11,037	463,223
Vericel Corp.(a)	14,986	481,350
Xencor, Inc.(a)	17,613	477,312
Total		4,574,558
Health Care Equipment & Supplies 9.6%
Avanos Medical, Inc.(a)	14,801	362,624
AxoGen, Inc.(a)	45,323	385,245
Axonics, Inc.(a)	6,828	330,407
Inspire Medical Systems, Inc.(a)	2,065	603,992
iRhythm Technologies, Inc.(a)	2,818	322,013
Merit Medical Systems, Inc.(a)	10,207	841,057
Omnicell, Inc.(a)	5,973	438,538
Shockwave Medical, Inc.(a)	2,455	675,346
Tactile Systems Technology, Inc.(a)	27,684	581,918
Treace Medical Concepts, Inc.(a)	21,059	560,169
Total		5,101,309
Health Care Providers & Services 1.7%
Option Care Health, Inc.(a)	18,389	506,617
PetIQ, Inc.(a)	30,546	388,851
Total		895,468
Health Care Technology 2.2%
Evolent Health, Inc., Class A(a)	17,236	502,257
Health Catalyst, Inc.(a)	27,593	310,697
HealthStream, Inc.	16,550	380,981
Total		1,193,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.2%
BioLife Solutions, Inc.(a)	15,210	355,154
MaxCyte, Inc.(a)	66,256	270,324
Total		625,478
Pharmaceuticals 0.7%
Intra-Cellular Therapies, Inc.(a)	6,108	362,693
Total Health Care		12,753,441
Industrials 20.8%
Aerospace & Defense 2.0%
Aerovironment, Inc.(a)	4,837	451,824
Kratos Defense & Security Solutions, Inc.(a)	48,409	636,094
Total		1,087,918
Air Freight & Logistics 0.8%
HUB Group, Inc., Class A(a)	5,422	398,842
Building Products 1.0%
Gibraltar Industries, Inc.(a)	9,836	514,423
Construction & Engineering 3.1%
EMCOR Group, Inc.	3,395	559,632
MYR Group, Inc.(a)	4,510	575,025
Primoris Services Corp.	19,021	509,763
Total		1,644,420
Electrical Equipment 0.7%
Vicor Corp.(a)	6,222	344,388
Ground Transportation 1.2%
Marten Transport Ltd.	31,279	661,551
Machinery 6.3%
Alamo Group, Inc.	2,911	484,565
Astec Industries, Inc.	10,833	399,304
Helios Technologies, Inc.	5,560	274,942
John Bean Technologies Corp.	4,073	434,222
Lindsay Corp.	3,110	366,358
Mueller Water Products, Inc., Class A	39,466	540,684
REV Group, Inc.	33,597	340,674
Tennant Co.	7,198	526,174
Total		3,366,923

Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.0%
ExlService Holdings, Inc.(a)	3,455	521,498
ICF International, Inc.	5,070	567,789
Legalzoom.com, Inc.(a)	38,403	429,729
NV5 Global, Inc.(a)	3,835	347,528
Upwork, Inc.(a)	32,378	265,500
Total		2,132,044
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	4,033	495,898
NOW, Inc.(a)	47,101	418,728
Total		914,626
Total Industrials		11,065,135
Information Technology 20.9%
Communications Equipment 1.7%
Calix, Inc.(a)	11,128	518,676
Viavi Solutions, Inc.(a)	40,725	400,734
Total		919,410
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries, Inc.	7,737	759,387
Itron, Inc.(a)	7,914	536,015
Total		1,295,402
IT Services 1.6%
Grid Dynamics Holdings, Inc.(a)	33,208	318,797
Squarespace, Inc., Class A(a)	18,052	530,548
Total		849,345
Semiconductors & Semiconductor Equipment 6.0%
Ambarella, Inc.(a)	5,642	408,029
Amkor Technology, Inc.	16,600	411,348
Formfactor, Inc.(a)	15,489	484,651
NVE Corp.	4,748	424,329
Onto Innovation, Inc.(a)	5,589	599,979
Photronics, Inc.(a)	28,208	598,856
Semtech Corp.(a)	12,354	268,576
Total		3,195,768
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.1%
A10 Networks, Inc.	30,473	453,743
Alteryx, Inc., Class A(a)	8,597	334,767
Box, Inc., Class A(a)	14,046	395,676
CommVault Systems, Inc.(a)	8,093	564,001
EngageSmart, Inc.(a)	24,401	463,131
Everbridge, Inc.(a)	13,455	323,189
LiveRamp Holdings, Inc.(a)	20,639	502,353
Mitek Systems, Inc.(a)	32,489	338,535
SPS Commerce, Inc.(a)	2,547	396,823
Tenable Holdings, Inc.(a)	11,325	464,212
Workiva, Inc., Class A(a)	6,224	602,857
Total		4,839,287
Total Information Technology		11,099,212
Materials 5.1%
Chemicals 0.6%
Ingevity Corp.(a)	6,787	320,278
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	19,872	628,551
Metals & Mining 3.3%
Commercial Metals Co.	11,319	483,887
Materion Corp.	6,317	633,848
MP Materials Corp.(a)	13,846	286,889
Piedmont Lithium, Inc.(a)	6,685	366,138
Total		1,770,762
Total Materials		2,719,591
Utilities 0.4%
Independent Power and Renewable Electricity Producers 0.4%
Altus Power, Inc.(a)	42,781	203,210
Total Utilities		203,210
Total Common Stocks (Cost $48,908,330)		52,222,917

4	Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2023 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(b),(c)	865,359	864,926
Total Money Market Funds (Cost $864,896)		864,926
Total Investments in Securities (Cost: $49,773,226)		53,087,843
Other Assets & Liabilities, Net		51,627
Net Assets		53,139,470
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	772,168	8,119,822	(8,027,004)	(60)	864,926	160	20,043	865,359
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT318_08_N01_(07/23)